SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15 - 20
Promotional displays	10 - 25
Office furniture and equipment	20 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5 - 26.7
Customer relationships	10.3 - 36.4

Schedule of Fair Value Assumptions for Stock Options
	2025	2024

Dividend yield	0%	0%
Expected volatility	44.13%-73.38%	43.88%-66.99%
Risk-free interest	3.91%-4.12%	4.09%-4.24%
Contractual term	6 years	6 years
Suboptimal exercise multiple	1.32	1.32

Schedule of Product Warranty Accrual
	December 31,
	2025	2024

Warranty provision, beginning of year	$152	$150
Charged to costs of revenue relating to new sales	162	159
Utilization of warranty	(156)	(145)
Foreign currency translation adjustments	(5)	(12)

Warranty provision, year end	$153	$152

Schedule of Changes in Allowance for Credit Losses Related to Accounts
	Year ended December 31,
	2025	2024

Balance at the beginning of the year	$82	$58
Credit losses expenses during the year	91	56
Customer write-offs during the year	(16)	(27)
Exchange rate	24	(5)

	$181	$82

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31,
	2025	2024	2023

Balance at the beginning of the year	$(980)	$24	$(758)
Foreign currency translation adjustments	473	(1,004)	782

Total accumulated other comprehensive income (loss)	$(507)	$(980)	$24